Expense Example	Oct. 31, 2025 USD ($)
Intelligent Alpha Atlas ETF | Intelligent Alpha Atlas ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Intelligent Omaha ETF | Intelligent Omaha ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Intelligent Equal Select ETF | Intelligent Equal Select ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Intelligent Tech Focus ETF | Intelligent Tech Focus ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Intelligent Small Cap Select ETF | Intelligent Small Cap Select ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	$ 221